EMPLOYEE BENEFITS EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Abstract]
Wages and salaries	$ 56,381,455	$ 35,576,358
Share-based compensation (Note 16)	5,203,521	12,362,070
Employee benefits expense	$ 61,584,976	$ 47,938,428